UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Turner Funds P.O. Box 219805 Kansas City, MO 64121-9805
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2010

Date of reporting period:	December 31, 2009

Item 1.   Schedule of Investments.

Schedule of investments

Turner Spectrum Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —83.0%
Consumer discretionary —16.0%
Adidas	860	$46
Amazon.com*	1,530	206
American Axle & Manufacturing Holdings	7,770	62
Bed Bath & Beyond*	1,550	60
Blockbuster, Cl B*	92,270	54
Borders Group*	37,150	44
Brunswick^	5,090	65
Coach	1,140	42
Cooper Tire & Rubber	1,130	23
Cosi*	41,570	25
CROCS* ^	23,440	135
Dana Holding*	6,440	70
Deckers Outdoor*	350	36
DineEquity*	2,510	61
Dongfeng Motor Group, Cl H	31,870	45
Ethan Allen Interiors	17,730	238
Finish Line, Cl A	5,770	72
Focus Media Holding ADR*	8,230	130
Fuqi International* ^	5,370	96
Gannett	5,090	76
Golden Eagle Retail Group	28,010	57
Imax*	5,520	73
Jamba* ^	7,460	13
Jarden	2,640	82
Joe’s Jeans*	56,060	76
Las Vegas Sands*	8,500	127
Li & Fung	14,750	61
McCormick & Schmick’s Seafood Restaurants*	5,030	35
Mohawk Industries*	1,180	56
NutriSystem^	2,560	80
Orient-Express Hotels, Cl A	25,760	261
Panera Bread, Cl A*	910	61
priceline.com*	290	63
Pulte Homes	22,140	221
Saks*	12,000	79
Shutterfly*	4,490	80
Skechers U.S.A., Cl A*	3,550	104
True Religion Apparel*	15,470	286
Whirlpool	710	57
WMS Industries* ^	2,110	84
Zumiez* ^	4,150	53
Total Consumer discretionary		3,595

Consumer staples —2.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	720	54
Green Mountain Coffee Roasters* ^	3,450	281
National Beverage*	3,430	48
Smart Balance* ^	5,720	34
Whole Foods Market*	2,000	55
Wimm-Bill-Dann Foods ADR*	2,090	50
Total Consumer staples		522

Energy —2.6%
Brigham Exploration*	3,860	52
Cairn Energy *	10,340	55
Penn Virginia^	1,030	22
Petrohawk Energy*	2,680	64
Petroleo Brasileiro ADR	940	45
Southwestern Energy*	1,460	71
Superior Well Services*	11,870	169
Swift Energy*	2,090	50
Whiting Petroleum*	820	59
Total Energy		587

Financials —15.6%
Affiliated Managers Group*	990	67
Altisource Portfolio Solutions* ^	5,830	122
American Physicians Capital	1,240	38
American Physicians Service Group	670	16
Banco Compartamos	16,605	86
CB Richard Ellis Group, Cl A* ^	11,150	151
Charles Schwab	14,470	272
China Life Insurance, Cl H	15,880	78
Comerica^	10,620	314
Duke Realty^	4,690	57
Fifth Third Bancorp^	13,100	128
Fortress Investment Group LLC, Cl A*	15,670	70
Genworth Financial, Cl A* ^	10,960	124
Goldman Sachs Group	970	164
Hudson City Bancorp	3,700	51
IntercontinentalExchange* ^	1,130	127
JPMorgan Chase	3,190	133
Julius Baer Group	6,494	228
Lazard, Cl A^	12,120	460
MF Global Holdings*	14,810	103

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Nara Bancorp	3,110	$35
Och-Ziff Capital Management Group LLC, Cl A* ^	15,266	210
Radian Group	4,460	32
Standard Chartered^	2,912	74
SVB Financial Group*	5,600	233
T. Rowe Price Group^	2,200	117
Total Financials		3,490

Health care —23.2%
Aetna	3,330	106
Alcon^	3,880	638
Alexion Pharmaceuticals*	420	21
Align Technology*	2,140	38
AMERIGROUP*	1,040	28
AmerisourceBergen, Cl A	2,480	65
Amgen* ^	650	37
Arthrocare*	1,210	29
Beckman Coulter	570	37
BioMarin Pharmaceutical*	1,960	37
Biovail	31,860	445
Cerner* ^	9,740	803
Charles River Laboratories International*	1,110	37
Edwards Lifesciences*	430	37
Facet Biotech* ^	7,550	133
Gilead Sciences*	5,660	245
Human Genome Sciences*	2,450	75
Johnson & Johnson	2,900	187
McKesson	440	27
Medicis Pharmaceutical, Cl A	1,410	38
Momenta Pharmaceuticals*	2,820	35
Penwest Pharmaceuticals*	5,840	15
Perrigo	940	37
Pfizer^	27,190	495
Pharmasset*	780	16
Savient Pharmaceuticals*	4,100	56
Shire ADR	640	37
Teva Pharmaceutical Industries ADR	3,050	171
Thermo Fisher Scientific*	1,930	92
United Therapeutics*	1,410	74
UnitedHealth Group	1,480	45
Universal Health Services, Cl B	840	26
Vermillion* ^	20,660	567
Watson Pharmaceuticals* ^	6,340	251
WellPoint*	2,300	134
Zimmer Holdings*	1,260	75
Total Health care		5,189

Industrials —4.5%
American Superconductor*	950	39
Bucyrus International, Cl A	3,210	181
Continental Airlines, Cl B*	5,620	101
Copa Holdings, Cl A	960	52
Ener1* ^	9,760	62
Huron Consulting Group* ^	2,950	68
Joy Global	960	50
Manpower	5,430	296
RINO International*	1,220	34
Stanley Works	1,030	53
UQM Technologies*	11,290	77
Total Industrials		1,013

Information technology —13.9%
Alcatel-Lucent ADR	51,550	171
Apple*	740	156
Ariba*	2,120	27
ASML Holding, NY Shares^	2,010	68
Atheros Communications*	3,010	103
Blue Coat Systems*	980	28
Broadcom, Cl A*	5,430	171
Brocade Communications Systems*	13,480	103
Comtech Telecommunications*	1,280	45
Cybersource*	6,570	132
DTS* ^	1,440	49
F5 Networks*	3,190	169
Glu Mobile* ^	53,690	61
GSI Commerce*	1,980	50
Internet Capital Group*	7,630	51
Juniper Networks*	9,900	264
Lam Research*	2,650	104
Marvell Technology Group*	4,610	96
Mastercard, Cl A^	360	92
McAfee*	1,500	61
Micron Technology*	18,180	192
Netlogic Microsystems*	1,050	48
Palm*	27,480	276
QUALCOMM	4,830	224
Radiant Systems* ^	8,500	88
Sonic Solutions*	7,740	92
Sourcefire*	1,310	35
Tencent Holdings	2,930	63

Schedule of investments

Turner Spectrum Fund

	Shares/Contracts	Value (000)
Teradyne*	8,090	$87
Total Information technology		3,106

Materials —4.9%
CF Industries Holdings	310	28
Goldcorp	4,420	174
Huntsman	3,180	36
Lundin Mining*	12,350	51
Monsanto	810	66
Mosaic	560	34
Rio Tinto ADR	790	170
Schweitzer-Mauduit International	730	51
Silver Wheaton*	2,110	32
Solutia* ^	6,230	79
Thompson Creek Metals*	18,170	213
United States Steel	660	36
US Energy Wyoming*	3,160	19
Walter Energy	1,520	114
Total Materials		1,103

Total Common stock (Cost $17,374)		18,605

Put option contracts* —0.3%
Amazon.com, 02/10 at $135	7	7
Apple, 02/10 at $200	6	4
Atheros Communications, 01/10 at $32.5	22	1
Bucyrus International, 02/10 at $55	11	3
Energy Select Sector SPDR Fund, 02/10 at $56	33	5
F5 Networks, 02/10 at $50	18	4
Financial Select Sector SPDR Fund, 03/10 at $14	105	7
iShares Russell 2000 Index Fund, 01/10 at $62	138	14
Marvell Technology Group, 01/10 at $19	32	1
Micron Technology, 02/10 at $9	74	2
SPDR S&P Retail ETF, 01/10 at $36	120	9
SPDR Trust, Ser 1, 02/10 at $110	28	7

Total Put option contracts (Cost $74)		64

Cash equivalent—4.0%
BlackRock TempCash Fund Institutional Shares 0.190%**	908,160	908

Total Cash equivalent (Cost $908)		908

Total Investments—87.3% (Cost $18,356)†		$19,577

Percentages are based on Net Assets of $22,432.***

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investment in Securities

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$3,386	$209	$—	$3,595
Consumer staples	522	—	—	522
Energy	532	55	—	587
Financials	3,338	152	—	3,490
Health care	5,189	—	—	5,189
Industrials	1,013	—	—	1,013
Information technology	3,043	63	—	3,106
Materials	1,103	—	—	1,103
	18,126	479	—	18,605

Put option contracts	64	—	—	64
Cash equivalent	908	—	—	908
Total Investments in securities	$19,098	$479	$—	$19,577

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $18,356, and the unrealized appreciation and depreciation were $1,353 and $(132), respectively.***

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

NY — New York

Ser — Series

S&P — Standard & Poors

SPDR — Standard & Poors Depositary Receipt

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of securities sold short

Turner Spectrum Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —47.0%
Consumer discretionary —10.6%
Advance Auto Parts	1,230	$50
AutoZone*	210	33
Bally Technologies*	830	34
Blue Nile*	430	27
Buckle	1,300	38
Cabela’s*	3,210	46
Children’s Place Retail Stores*	1,080	36
Chipotle Mexican Grill, Cl A*	540	48
Comcast, Cl A	10,080	170
Debenhams	39,081	49
Dillard’s, Cl A	9,130	168
Expedia*	1,960	50
Foot Locker	3,210	36
Ford Motor*	4,780	48
Garmin	7,920	243
hhgregg*	12,300	271
KB Home	5,200	71
Lennar, Cl A	3,430	44
Ltd. Brands	8,830	170
Marriott International, Cl A	1,394	38
McDonald’s	820	51
MGM Mirage*	2,850	26
NetFlix*	930	51
Pinnacle Entertainment*	1,020	9
Polo Ralph Lauren, Cl A	610	49
Ross Stores	1,270	54
Scripps Networks Interactive, Cl A	1,060	44
Starbucks*	2,050	48
TJX	2,530	92
Tractor Supply*	900	48
TRW Automotive Holdings*	1,720	41
Under Armour, Cl A*	2,970	81
Williams-Sonoma	1,940	40
Winnebago Industries*	3,760	46
World Wrestling Entertainment, Cl A	1,740	27
Total Consumer discretionary		2,377

Consumer staples —1.6%
Bare Escentuals*	2,320	28
BJ’s Wholesale Club*	1,490	49
Constellation Brands, Cl A*	2,890	46
John B. Sanfilippo & Son*	2,290	36
Kimberly-Clark	1,580	101
Tesco ADR	2,330	48
Wal-Mart Stores	850	45
Total Consumer staples		353

Energy —1.0%
Baker Hughes	710	28
CARBO Ceramics	2,490	170
Total ADR	420	27
Total Energy		225

Financials —9.8%
ACE	680	34
AllianceBernstein Holding LP	2,740	77
Astoria Financial	18,960	236
AvalonBay Communities	3,080	253
Banco Popular Espanol	7,259	53
Blackstone Group LP	5,740	75
Chubb	1,320	65
CME Group	110	37
Evercore Partners, Cl A	1,650	50
Federated Investors, Cl B	2,270	63
First American	2,000	66
First Horizon National*	4,340	58
Franklin Resources	2,570	271
Greenhill	760	61
JMP Group	7,700	75
Legg Mason	2,360	71
New York Community Bancorp	16,490	239
Northern Trust	640	33
NYSE Euronext	2,230	56
Ping An Insurance Group of China, Cl H	6,700	58
Raymond James Financial	2,210	53
Royal Bank of Scotland Group ADR	5,410	51
Svenska Handelsbanken, Cl A	1,695	48
TCF Financial	3,060	42
Torchmark	700	31
Zions Bancorporation	3,100	40
Total Financials		2,196

Health care —10.2%
AMAG Pharmaceuticals*	3,040	116
Bio-Rad Laboratories, Cl A*	960	92
CareFusion*	1,770	44
Cephalon*	750	47
Computer Programs & Systems	1,340	62

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
CR Bard	4,700	$366
Dendreon*	2,130	56
Eclipsys*	16,920	313
Endo Pharmaceuticals Holdings*	2,280	47
Forest Laboratories*	1,450	46
Genoptix*	970	35
Greatbatch*	1,930	37
Henry Schein*	1,010	53
Hill-Rom Holdings	830	20
Isis Pharmaceuticals*	3,360	37
MannKind*	7,470	66
Medifast*	1,270	39
Merck	1,510	55
Myriad Genetics*	1,150	30
NuVasive*	1,150	37
Omnicare	10,100	244
Phase Forward*	3,570	55
Quidel*	1,370	19
St. Jude Medical*	7,900	290
Talecris Biotherapeutics Holdings*	2,140	48
Targacept*	830	17
Viropharma*	1,770	15
Total Health care		2,286

Industrials —2.4%
ABB ADR	1,630	31
Allegiant Travel, Cl A*	710	34
AZZ	1,030	34
Dollar Thrifty Automotive Group*	1,830	47
Flowserve	400	38
Fluor	810	36
Gardner Denver	840	36
ICF International*	1,350	36
Powell Industries*	540	17
Quanta Services*	9,340	195
Southwest Airlines	3,880	44
Total Industrials		548

Information technology —9.4%
ADC Telecommunications*	4,430	28
Autodesk*	1,410	36
Baidu ADR*	270	111
Citrix Systems*	4,970	207
Cognizant Technology Solutions, Cl A*	570	26
Digital River*	1,010	27
eBay*	3,190	75
Euronet Worldwide*	4,770	105
Fair Isaac	3,220	69
Formfactor*	2,490	54
Intel	2,380	49
InterDigital*	1,630	43
KLA-Tencor	1,240	45
Linear Technology	1,120	34
Logitech International*	2,270	39
Maxim Integrated Products	8,420	171
Microchip Technology	7,640	222
National Semiconductor	11,110	171
Nokia ADR	2,017	26
Parametric Technology*	4,560	74
Paychex	2,500	76
Research In Motion*	3,090	209
SAP ADR	1,270	59
Shanda Interactive Entertainment ADR*	930	49
Tekelec*	2,060	31
Telefonaktiebolaget LM Ericsson ADR	3,540	33
VMware, Cl A*	860	36
Total Information technology		2,105

Materials —2.0%
EI du Pont de Nemours	1,370	46
Franco-Nevada	1,160	31
Martin Marietta Materials	520	47
RTI International Metals*	1,620	41
Sigma-Aldrich	1,840	93
Worthington Industries	15,030	196
Total Materials		454

Total Common stock
(Proceeds $10,558)		10,544

Exchange traded funds —10.6%
Energy Select Sector SPDR Fund	1,540	88
iShares Barclays 20+ Year Treasury Bond Fund	1,050	94
iShares Barclays 7-10 Year Treasury Bond Fund	750	66
iShares Dow Jones U.S. Industrial Sector Index Fund	860	46
iShares Dow Jones U.S. Real Estate Index Fund	1,570	72
iShares MSCI Emerging Markets Index Fund	2,620	109
iShares Russell 2000 Growth Index Fund	2,110	144

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
iShares S&P SmallCap 600/BARRA Growth Index Fund	3,290	$188
Materials Select Sector SPDR Fund	2,290	76
Oil Services Holders Trust	240	29
Regional Bank HOLDRs Trust	900	69
Semiconductor HOLDRs Trust	2,690	75
SPDR S&P Biotech ETF	740	40
SPDR S&P Homebuilders ETF	3,390	51
SPDR S&P Metals & Mining ETF	1,770	91
SPDR S&P Oil & Gas Exploration & Production ETF	3,960	163
SPDR S&P Retail ETF	3,880	138
SPDR Trust	3,520	392
Technology Select Sector SPDR Fund	2,690	61
Vanguard Small-Cap Growth ETF	6,290	377

Total Exchange traded funds (Proceeds $2,274)		2,369

Total Securities sold short—57.6% (Proceeds $12,832)†		$12,913

Percentages are based on Net Assets of $22,432.**

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s securities sold short carried at value:

 Securities sold short

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$2,328	$49	$—	$2,377
Consumer staples	353	—	—	353
Energy	225	—	—	225
Financials	2,037	159	—	2,196
Health care	2,286	—	—	2,286
Industrials	548	—	—	548
Information technology	2,105	—	—	2,105
Materials	454	—	—	454
	10,336	208	—	10,544
Exchange traded funds	2,369	—	—	2,369
Total Securities sold short	$12,705	$208	$—	$12,913

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

*	Non-income producing security.
**	Numbers have been rounded to the nearest thousand.

†	At December 31, 2009, the tax basis proceeds of the Fund’s securities sold short was $12,832, and the unrealized appreciation and depreciation were $160 and $(241), respectively.**

ADR — American Depositary Receipt

Cl — Class

ETF— Exchange Traded Fund

LP — Limited Partnership

Ser — Series

S&P — Standard & Poors

SPDR — Standard & Poors Depositary Receipt

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of open options written

Turner Spectrum Fund

December 31, 2009 (Unaudited)

	Contracts	Value (000)
Written call options* —0.0%
Amazon.com, 02/10 at $165	3	$—
Continental Airlines, 01/10 at $17.5	62	7
Marvell Technology Group, 02/10 at $22.5	16	1
Micron Technology, 01/10 at $9	53	8

Total Open options written (Proceeds $5)		$16

As of December 31, 2009, all of the Fund’s investments in open options written were considered Level 1.

Percentages are based on Net Assets of $22,432.**

*	Non-income producing security.
**	Numbers have been rounded to the nearest thousand.

Amounts designated as “—“ are rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Concentrated Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —96.3% †
Consumer discretionary —12.3%
Amazon.com*	13,380	$1,800
International Game Technology	85,500	1,605
Pulte Homes	173,030	1,730
Total Consumer discretionary		5,135

Financials —8.0%
Fortress Investment Group LLC, Cl A# *	346,980	1,544
JPMorgan Chase	43,770	1,824
Total Financials		3,368

Health care —11.7%
Alcon	9,920	1,630
Cerner*	21,150	1,744
UnitedHealth Group	49,410	1,506
Total Health care		4,880

Industrials —3.8%
Caterpillar	27,730	1,580
Total Industrials		1,580

Information technology —47.8%
Alcatel-Lucent ADR	572,750	1,902
Apple*	9,250	1,951
Broadcom, Cl A*	59,570	1,874
Cisco Systems*	76,000	1,819
Lam Research*	52,370	2,053
Micron Technology*	258,250	2,727
QUALCOMM	55,850	2,584
Salesforce.com*	32,050	2,364
Taiwan Semiconductor Manufacturing ADR	234,122	2,678
Total Information technology		19,952

Materials —12.7%
Monsanto	18,590	1,519
Nucor	40,580	1,893
Rio Tinto ADR	8,820	1,900
Total Materials		5,312

Total Common stock (Cost $33,039)		40,227

Cash equivalent—6.4%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	2,679,512	2,680

Total Cash equivalent (Cost $2,680)		2,680

Total Investments—102.7% (Cost $35,719)††		$42,907

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $41,759.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $1,132.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $1,183.***

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

†† At December 31, 2009, the tax basis cost of the Fund’s investments was $35,731, and the unrealized appreciation and depreciation were $7,786 and $(610), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Core Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —97.9% †
Consumer discretionary —11.6%
Amazon.com*	150,430	$20,236
Cablevision Systems, Cl A	350,555	9,051
Coach	128,220	4,684
Guess?	109,430	4,629
Harley-Davidson	206,640	5,207
International Game Technology	259,360	4,868
Las Vegas Sands*	281,640	4,208
Lowe’s	371,810	8,697
NIKE, Cl B	95,660	6,320
Pulte Homes	1,093,670	10,937
Starwood Hotels & Resorts Worldwide	141,140	5,161
Total Consumer discretionary		83,998

Consumer staples —8.8%
Archer-Daniels-Midland	295,240	9,244
Avon Products	243,210	7,661
Colgate-Palmolive	127,950	10,511
CVS Caremark	313,550	10,100
Mead Johnson Nutrition, Cl A	1,220	53
PepsiCo	338,550	20,584
Whole Foods Market*	210,162	5,769
Total Consumer staples		63,922

Energy —12.3%
Cameron International*	302,970	12,664
Enbridge	146,970	6,793
Occidental Petroleum	165,820	13,490
Petrohawk Energy*	485,780	11,654
Petroleo Brasileiro ADR	285,220	13,599
Southwestern Energy*	237,317	11,439
Transocean*	57,110	4,729
Weatherford International*	790,380	14,155
Total Energy		88,523

Financials —13.4%
BlackRock, Cl A	55,370	12,857
CB Richard Ellis Group, Cl A*	496,410	6,736
Charles Schwab	664,920	12,514
Fifth Third Bancorp	469,210	4,575
Fortress Investment Group LLC, Cl A# *	919,770	4,093
Goldman Sachs Group	66,540	11,235
Hartford Financial Services Group	299,590	6,968
IntercontinentalExchange*	59,380	6,668
MSCI, Cl A*	115,820	3,683
T. Rowe Price Group	246,990	13,152
Visa, Cl A	160,310	14,021
Total Financials		96,502

Health care —12.5%
Alcon	57,220	9,404
Alexion Pharmaceuticals*	84,930	4,146
Allergan	82,990	5,229
Cerner*	99,510	8,203
Express Scripts*	110,940	9,591
Gilead Sciences*	262,740	11,372
Intuitive Surgical*	32,018	9,712
McKesson	108,880	6,805
Pfizer	575,850	10,475
Teva Pharmaceutical Industries ADR	91,720	5,153
UnitedHealth Group	168,790	5,145
Waters*	83,580	5,178
Total Health care		90,413

Industrials —3.0%
Caterpillar	123,090	7,015
Cummins	115,550	5,299
Joy Global	122,119	6,300
Manpower	53,930	2,944
Total Industrials		21,558

Information technology —27.9%
Alcatel-Lucent ADR	1,665,260	5,529
Apple*	165,360	34,868
Applied Materials	960,130	13,384
ASML Holding, NY Shares	438,270	14,941
Broadcom, Cl A*	313,120	9,848
Cisco Systems*	1,079,990	25,855
F5 Networks*	114,870	6,086
Google, Cl A*	40,090	24,855
Juniper Networks*	227,610	6,070
Lam Research*	337,980	13,252
Mastercard, Cl A	35,020	8,964
Micron Technology*	1,156,960	12,217
QUALCOMM	403,040	18,645
Salesforce.com*	90,830	6,700
Total Information technology		201,214

Materials —4.0%
Alcoa	670,220	10,804
Monsanto	113,100	9,246

Schedule of investments

Turner Core Growth Fund

	Shares	Value (000)
Rio Tinto ADR	40,510	$8,725
Total Materials		28,775

Telecommunication services —3.3%
America Movil, Ser L ADR	162,580	7,638
China Unicom Hong Kong ADR	614,030	8,050
Millicom International Cellular	107,480	7,929
Total Telecommunication services		23,617

Utilities —1.1%
Questar	183,890	7,644
Total Utilities		7,644

Total Common stock (Cost $576,630)		706,166

Cash equivalent—3.0%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	21,813,049	21,813

Total Cash equivalent (Cost $21,813)		21,813

Total Investments—100.9% (Cost $598,443)††		$727,979

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $721,699.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $1,567.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $1,638.***

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

NY — New York

Ser — Series

††	At December 31, 2009, the tax basis cost of the Fund’s investments was $603,048, and the unrealized appreciation and depreciation were $141,857 and $(16,926), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Emerging Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —97.8% †
Consumer discretionary —12.9%
7 Days Group Holdings ADR*	206,410	$2,576
AnnTaylor Stores*	192,570	2,627
ArvinMeritor	305,090	3,411
Boyd Gaming*	169,860	1,421
California Pizza Kitchen*	231,890	3,119
Chico’s FAS*	304,410	4,277
Citi Trends*	196,470	5,427
Cooper Tire & Rubber	222,410	4,459
Cracker Barrel Old Country Store	65,800	2,500
CROCS*	586,900	3,375
Deckers Outdoor*	50,180	5,104
Genesco*	105,150	2,887
G-III Apparel Group*	119,090	2,581
Imax*	207,090	2,754
JOS A Bank Clothiers*	76,700	3,236
Skechers U.S.A., Cl A*	92,270	2,714
True Religion Apparel # *	142,700	2,638
Vitacost.com*	133,850	1,395
Total Consumer discretionary		56,501

Consumer staples —4.0%
Central European Distribution*	107,490	3,054
Green Mountain Coffee Roasters # *	61,525	5,012
TreeHouse Foods*	126,267	4,907
United Natural Foods*	163,888	4,382
Total Consumer staples		17,355

Energy —7.7%
Arena Resources*	145,690	6,282
Brigham Exploration*	273,925	3,712
Carrizo Oil & Gas*	140,428	3,720
Key Energy Services*	389,140	3,420
Penn Virginia	219,370	4,670
Walter Energy	116,820	8,798
Willbros Group*	189,912	3,204
Total Energy		33,806

Financials —5.3%
American Physicians Capital	213,320	6,468
Harleysville Group	82,430	2,620
IBERIABANK	69,070	3,717
Navigators Group*	37,030	1,745
Radian Group	970,650	7,095
Umpqua Holdings	121,260	1,626
Total Financials		23,271

Health care —18.5%
Acorda Therapeutics*	167,542	4,225
Air Methods*	230,202	7,739
Alexion Pharmaceuticals*	91,560	4,470
AMERIGROUP*	170,450	4,595
Auxilium Pharmaceuticals # *	63,980	1,918
Bio-Reference Labs*	32,110	1,259
Catalyst Health Solutions*	108,730	3,965
Facet Biotech*	115,640	2,033
HMS Holdings*	63,010	3,068
ICON ADR*	182,460	3,965
Immucor*	214,720	4,346
Kendle International*	146,040	2,674
MedAssets*	114,290	2,424
Medicis Pharmaceutical, Cl A	203,190	5,496
Momenta Pharmaceuticals # *	87,200	1,100
Orthofix International*	210,396	6,516
Par Pharmaceutical*	124,180	3,361
Parexel International*	266,814	3,762
PSS World Medical*	77,740	1,755
Psychiatric Solutions*	98,890	2,091
Savient Pharmaceuticals*	182,540	2,484
SXC Health Solutions*	64,207	3,464
Vermillion*	8,130	223
West Pharmaceutical Services	55,380	2,171
Wright Medical Group*	115,328	2,185
Total Health care		81,289

Industrials —16.7%
Aerovironment # *	85,040	2,473
American Science & Engineering #	68,789	5,217
Atlas Air Worldwide Holdings*	91,770	3,418
Bucyrus International, Cl A	186,260	10,499
CBIZ*	422,640	3,254
CIRCOR International	28,720	723
Clean Harbors*	73,490	4,381
Consolidated Graphics*	60,707	2,126
Copa Holdings, Cl A	91,571	4,988
Cubic	82,385	3,073
EnPro Industries*	165,260	4,365
Genesee & Wyoming, Cl A*	149,245	4,871
HUB Group, Cl A*	93,108	2,498

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Huron Consulting Group # *	242,200	$5,580
Kforce*	290,770	3,635
Middleby*	112,010	5,491
Triumph Group	67,306	3,248
United Stationers*	57,862	3,289
Total Industrials		73,129

Information technology —25.0%
3PAR # *	340,846	4,039
Actuate*	508,920	2,178
ANSYS*	165,400	7,188
Ariba*	437,990	5,484
AsiaInfo Holdings*	173,690	5,292
Atheros Communications*	110,710	3,791
Blue Coat Systems*	205,100	5,854
Bottomline Technologies*	143,762	2,526
Cavium Networks # *	118,070	2,814
Cirrus Logic*	165,420	1,128
Cogo Group*	182,780	1,347
Comtech Telecommunications*	101,665	3,563
Cybersource*	337,706	6,791
Ebix # *	59,230	2,892
Fairchild Semiconductor International, Cl A*	388,840	3,885
Global Cash Access Holdings*	139,169	1,042
Hittite Microwave*	74,440	3,033
Integrated Device Technology*	301,270	1,949
Kenexa*	235,250	3,070
Maxwell Technologies # *	114,090	2,035
MicroStrategy, Cl A*	36,140	3,398
Net 1 UEPS Technologies*	188,780	3,666
Netezza*	228,510	2,217
Netlogic Microsystems # *	133,350	6,169
Netscout Systems*	119,710	1,753
Palm # *	218,600	2,195
Plexus*	121,790	3,471
Power Integrations	81,660	2,969
Quality Systems #	52,090	3,271
Rubicon Technology # *	69,180	1,405
Sourcefire*	100,130	2,678
Telvent GIT	68,982	2,689
Tyler Technologies*	108,939	2,169
Verigy*	121,390	1,562
Total Information technology		109,513

Materials —6.2%
Century Aluminum*	142,230	2,303
Domtar*	56,440	3,127
Huntsman	472,730	5,337
Schweitzer-Mauduit International	84,790	5,965
Solutia*	628,255	7,979
Thompson Creek Metals # *	202,320	2,371
Total Materials		27,082

Telecommunication services —0.9%
Neutral Tandem*	182,180	4,145
Total Telecommunication services		4,145

Utilities —0.6%
Artesian Resources, Cl A #	61,585	1,128
California Water Service Group	38,374	1,413
Total Utilities		2,541

Total Common stock (Cost $328,812)		428,632

Cash equivalent—8.4%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	36,801,658	36,802

Total Cash equivalent (Cost $36,802)		36,802

Total Investments—106.2% (Cost $365,614)††		$465,434

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $438,116.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $33,656.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $34,647.***

ADR — American Depositary Receipt

Cl — Class

†† At December 31, 2009, the tax basis cost of the Fund’s investments was $366,327, and the unrealized appreciation and depreciation were $112,363 and $(13,256), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Large Cap Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —98.9% †
Consumer discretionary —12.1%
Amazon.com*	32,890	$4,424
Coach	38,000	1,388
DR Horton	105,750	1,150
Harley-Davidson	44,200	1,114
International Game Technology	61,940	1,162
Las Vegas Sands*	50,800	759
Lowe’s	110,050	2,574
NIKE, Cl B	17,600	1,163
Pulte Homes	122,430	1,224
Starwood Hotels & Resorts Worldwide	21,000	768
Total Consumer discretionary		15,726

Consumer staples —13.7%
Archer-Daniels-Midland	84,530	2,647
Avon Products	73,270	2,308
Colgate-Palmolive	39,930	3,280
CVS Caremark	40,310	1,298
PepsiCo	119,090	7,241
Whole Foods Market # *	39,200	1,076
Total Consumer staples		17,850

Energy —4.1%
Occidental Petroleum	30,760	2,502
Southwestern Energy*	29,690	1,431
Weatherford International*	74,000	1,326
Total Energy		5,259

Financials —6.0%
Charles Schwab	73,860	1,390
Fifth Third Bancorp	100,660	981
Goldman Sachs Group	12,260	2,070
T. Rowe Price Group	29,290	1,560
Visa, Cl A	19,640	1,718
Total Financials		7,719

Health care —16.4%
Alcon	10,590	1,740
Amgen*	37,840	2,141
Cerner*	20,660	1,703
Express Scripts*	20,600	1,781
Gilead Sciences*	51,420	2,225
Intuitive Surgical # *	4,700	1,426
McKesson	29,600	1,850
Pfizer	79,990	1,455
Shire ADR	25,450	1,494
Teva Pharmaceutical Industries ADR	33,910	1,905
Thermo Fisher Scientific*	44,140	2,105
UnitedHealth Group	28,400	866
Waters*	10,400	644
Total Health care		21,335

Industrials —2.4%
Caterpillar	23,610	1,345
Cummins	27,430	1,258
Manpower	9,720	531
Total Industrials		3,134

Information technology —40.1%
Alcatel-Lucent ADR	538,680	1,788
Apple*	34,750	7,327
Applied Materials	246,740	3,440
ASML Holding, NY Shares	86,800	2,959
Broadcom, Cl A*	153,630	4,832
Cisco Systems*	258,630	6,192
Cree*	12,130	684
F5 Networks*	14,220	753
Google, Cl A*	10,715	6,643
Juniper Networks*	108,270	2,888
Micron Technology*	254,600	2,688
QUALCOMM	117,680	5,444
Salesforce.com*	10,100	745
Taiwan Semiconductor Manufacturing ADR	265,655	3,039
Xilinx	107,820	2,702
Total Information technology		52,124

Materials —4.1%
Monsanto	25,590	2,092
Nucor	29,400	1,371
Rio Tinto ADR	8,770	1,889
Total Materials		5,352

Total Common stock (Cost $112,416)		128,499

Cash equivalent—3.0%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	3,944,579	3,945

Total Cash equivalent (Cost $3,945)		3,945

Total Investments—101.9% (Cost $116,361)††		$132,444

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $129,958.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009, was $1,804.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2009 was $1,860.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

††	At December 31, 2009, the tax basis cost of the Fund’s investments was $116,723, and the unrealized appreciation and depreciation were $17,856 and $(2,135), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Midcap Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —100.1%†
Consumer discretionary —17.7%
Bed Bath & Beyond*	355,840	$13,746
Cablevision Systems, Cl A	347,966	8,985
Coach	446,960	16,327
DR Horton	680,910	7,402
Guess?	388,932	16,452
Harley-Davidson	336,700	8,485
Nordstrom	257,750	9,686
Panera Bread, Cl A*	121,079	8,109
priceline.com*	77,270	16,884
Pulte Homes	1,302,834	13,028
Starwood Hotels & Resorts Worldwide	458,860	16,780
Urban Outfitters*	411,054	14,383
Warnaco Group*	137,550	5,803
WMS Industries*	300,725	12,029
Wynn Resorts # *	217,005	12,636
Total Consumer discretionary		180,735

Consumer staples —6.8%
Avon Products	482,580	15,201
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	81,617	6,131
Energizer Holdings*	218,720	13,403
Green Mountain Coffee Roasters # *	128,610	10,478
Hansen Natural*	239,102	9,182
Whole Foods Market # *	552,920	15,178
Total Consumer staples		69,573

Energy —7.0%
Cameron International*	370,969	15,506
Concho Resources*	182,640	8,201
Consol Energy	287,946	14,340
Nabors Industries*	491,470	10,758
Petrohawk Energy*	485,060	11,637
Range Resources	233,551	11,642
Total Energy		72,084

Financials —10.7%
Affiliated Managers Group*	155,184	10,452
CB Richard Ellis Group, Cl A*	809,050	10,979
Digital Realty Trust	187,110	9,408
Fifth Third Bancorp	784,350	7,647
Genworth Financial, Cl A*	950,210	10,785
IntercontinentalExchange*	126,271	14,180
Lazard, Cl A	211,020	8,013
MSCI, Cl A*	246,740	7,846
T. Rowe Price Group	344,929	18,367
TD Ameritrade Holding*	590,570	11,445
Total Financials		109,122

Health care —14.2%
Alexion Pharmaceuticals*	235,907	11,517
AmerisourceBergen, Cl A	490,848	12,796
Beckman Coulter	73,805	4,830
Cerner*	155,891	12,852
Charles River Laboratories International*	232,470	7,832
CIGNA	241,260	8,509
Community Health Systems*	153,450	5,463
DaVita*	140,039	8,226
Health Management Associates, Cl A*	759,678	5,523
Human Genome Sciences*	155,030	4,744
Intuitive Surgical*	48,092	14,587
Life Technologies*	176,220	9,204
United Therapeutics*	206,476	10,871
Vertex Pharmaceuticals*	152,140	6,519
Waters*	145,018	8,985
Watson Pharmaceuticals*	326,561	12,935
Total Health care		145,393

Industrials —9.5%
American Superconductor*	63,050	2,579
Continental Airlines, Cl B*	676,672	12,126
Cummins	307,680	14,110
Fastenal #	269,490	11,221
Joy Global	190,322	9,819
McDermott International*	462,090	11,095
Parker Hannifin	184,900	9,962
Precision Castparts	137,262	15,147
Robert Half International	269,219	7,196
Terex*	171,320	3,394
Total Industrials		96,649

Information technology —26.0%
Alcatel-Lucent ADR	2,305,480	7,654
ASML Holding, NY Shares	379,760	12,946
Atheros Communications*	448,518	15,357
Broadcom, Cl A*	437,101	13,747
Brocade Communications Systems*	792,990	6,051
F5 Networks*	373,464	19,786
Fiserv*	103,363	5,011

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Global Payments	266,620	$14,360
Juniper Networks*	382,304	10,196
Lam Research*	406,685	15,946
Marvell Technology Group*	719,720	14,934
McAfee*	370,691	15,039
MercadoLibre*	142,980	7,416
Micron Technology*	2,008,190	21,207
NetApp*	558,420	19,204
Netlogic Microsystems*	157,140	7,269
PMC - Sierra*	1,114,419	9,651
Salesforce.com*	246,730	18,201
Varian Semiconductor Equipment Associates*	422,401	15,156
VeriSign*	420,680	10,197
VistaPrint*	109,543	6,207
Total Information technology		265,535

Materials —5.9%
Airgas	133,779	6,368
Alcoa	665,720	10,731
CF Industries Holdings	121,560	11,035
Ecolab	209,277	9,330
Thompson Creek Metals*	708,030	8,298
United States Steel	271,080	14,942
Total Materials		60,704

Telecommunication services —0.6%
Millicom International Cellular	80,480	5,937
Total Telecommunication services		5,937

Utilities —1.7%
AES*	750,656	9,991
Questar	176,606	7,342
Total Utilities		17,333

Total Common stock (Cost $742,566)		1,023,065

Cash equivalent—4.4%
BlackRock TempCash Fund, Institutional Shares 0.190%** (1)	45,293,526	45,294

Total Cash equivalent (Cost $45,294)		45,294

Total Investments—104.5% (Cost $787,860)††		$1,068,359

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $1,022,076.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $35,688.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $36,479.***

ADR — American Depositary Receipt
Cl — Class
NY — New York
††	At December 31, 2009, the tax basis cost of the Fund’s investments was $791,084, and the unrealized appreciation and depreciation were $293,365 and $(16,090), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner New Enterprise Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —96.6% †
Consumer discretionary —12.2%
Guess?	21,680	$917
Orient-Express Hotels, Cl A	65,500	664
Pulte Homes	100,470	1,005
WMS Industries*	17,830	713
Total Consumer discretionary		3,299

Consumer staples —6.6%
Green Mountain Coffee Roasters # *	14,070	1,146
Whole Foods Market*	23,460	644
Total Consumer staples		1,790

Energy —4.5%
Concho Resources*	14,950	671
Petrohawk Energy*	22,710	545
Total Energy		1,216

Financials —4.8%
CB Richard Ellis Group, Cl A*	39,200	532
Goldman Sachs Group	4,590	775
Total Financials		1,307

Health care —14.6%
Alcon	4,950	814
Alexion Pharmaceuticals*	20,790	1,015
Express Scripts*	15,260	1,319
Watson Pharmaceuticals*	19,930	789
Total Health care		3,937

Industrials —6.6%
American Superconductor*	14,100	577
Continental Airlines, Cl B*	45,020	807
Manpower	7,350	401
Total Industrials		1,785

Information technology —38.5%
Alcatel-Lucent ADR	189,170	628
Apple*	5,540	1,168
ASML Holding, NY Shares	24,600	839
Atheros Communications*	19,350	663
Broadcom, Cl A*	20,330	639
F5 Networks*	25,380	1,345
Google, Cl A*	1,430	886
Lam Research*	15,390	603
Micron Technology*	131,240	1,386
PMC - Sierra*	79,000	684
QUALCOMM	16,860	780
Varian Semiconductor Equipment Associates*	21,980	789
Total Information technology		10,410

Materials —8.8%
CF Industries Holdings	4,730	429
Cliffs Natural Resources	11,490	530
Thompson Creek Metals*	45,570	534
United States Steel	16,000	882
Total Materials		2,375

Total Common stock (Cost $19,522)		26,119

Put option contracts* —0.2%
iShares Russell 2000 Index Fund, 02/10 at $62	265	58

Total Put option contracts (Cost $51)		58

Cash equivalent—6.0%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	1,609,508	1,610

Total Cash equivalent (Cost $1,610)		1,610

Total Investments—102.8% (Cost $21,183)††		$27,787

As of December 31, 2009 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $27,043.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $1,141.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $1,142.***

ADR — American Depositary Receipt
Cl — Class
NY — New York

††	At December 31, 2009, the tax basis cost of the Fund’s investments was $21,336, and the unrealized appreciation and depreciation were $6,583 and $(132), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2009 (Unaudited)

		Value
	Shares	(000)
Common stock —98.3% †
Consumer discretionary —16.6%
ArvinMeritor	228,206	$2,551
Capella Education*	28,760	2,166
Coldwater Creek*	236,220	1,053
CROCS*	284,980	1,639
Deckers Outdoor*	23,320	2,372
DineEquity # *	90,510	2,199
Finish Line, Cl A	229,310	2,878
Fuqi International # *	96,290	1,728
Gaylord Entertainment # *	108,448	2,142
J. Crew Group*	74,260	3,323
Orient-Express Hotels, Cl A #	274,010	2,778
Ryland Group	87,540	1,725
Saks # *	435,540	2,857
Tempur-Pedic International*	98,340	2,324
Texas Roadhouse, Cl A*	242,570	2,724
True Religion Apparel # *	97,870	1,810
Tupperware Brands	54,800	2,552
Warnaco Group*	77,710	3,278
WMS Industries*	54,050	2,162
Total Consumer discretionary		44,261

Consumer staples —2.9%
Central European Distribution*	59,570	1,693
Chattem # *	23,669	2,208
Lance	46,700	1,228
United Natural Foods*	96,003	2,567
Total Consumer staples		7,696

Energy —2.7%
Arena Resources*	48,760	2,103
Key Energy Services*	360,577	3,169
Swift Energy*	79,240	1,899
Total Energy		7,171

Financials —5.8%
Artio Global Investors, Cl A*	95,560	2,436
Bank of the Ozarks #	80,360	2,352
Broadpoint Gleacher Securities*	146,050	651
E-House China Holdings ADR # *	93,820	1,700
MF Global Holdings # *	189,877	1,320
National Financial Partners*	139,420	1,128
ProAssurance*	30,020	1,612
Stifel Financial*	41,590	2,464
Tanger Factory Outlet Centers #	49,660	1,936
Total Financials		15,599

Health care —22.9%
Acorda Therapeutics*	95,930	2,419
Align Technology*	118,795	2,117
AMERIGROUP*	94,347	2,544
Auxilium Pharmaceuticals # *	39,590	1,187
Emergency Medical Services, Cl A*	66,340	3,592
ev3*	154,690	2,064
Haemonetics*	26,590	1,466
Healthsouth*	145,170	2,725
Human Genome Sciences*	145,280	4,446
ICON ADR*	53,780	1,168
Immucor*	71,320	1,444
Impax Laboratories*	103,380	1,405
MedAssets*	82,030	1,740
Medicis Pharmaceutical, Cl A	73,950	2,001
Medivation # *	28,170	1,060
Mednax*	35,660	2,143
Onyx Pharmaceuticals*	33,010	968
OSI Pharmaceuticals*	29,960	930
Parexel International*	92,250	1,301
Perrigo	43,030	1,714
Psychiatric Solutions*	60,640	1,282
Regeneron Pharmaceuticals*	61,880	1,496
Salix Pharmaceuticals*	74,580	1,894
Savient Pharmaceuticals*	110,870	1,509
Seattle Genetics*	110,610	1,124
STERIS	102,600	2,870
SXC Health Solutions*	38,020	2,051
Tenet Healthcare*	764,110	4,119
Thoratec*	67,840	1,826
United Therapeutics*	67,050	3,530
West Pharmaceutical Services	31,380	1,230
Total Health care		61,365

Industrials —7.7%
American Superconductor*	50,900	2,082
Copa Holdings, Cl A	49,470	2,695
Ener1*	220,700	1,399
EnPro Industries*	58,360	1,541
Genesee & Wyoming, Cl A*	62,640	2,045
HUB Group, Cl A*	49,010	1,315
Kforce*	140,340	1,754

Schedule of investments

Turner Small Cap Growth Fund

		Value
	Shares	(000)
Mobile Mini*	111,286	$1,568
Nordson	24,220	1,482
Trina Solar ADR*	46,918	2,532
Watsco	44,620	2,185
Total Industrials		20,598

Information technology —32.8%
ADTRAN	117,630	2,653
Archipelago Learning*	51,510	1,066
Ariba*	245,000	3,067
AsiaInfo Holdings*	104,540	3,185
Atheros Communications*	158,760	5,436
Blue Coat Systems*	96,700	2,760
Compellent Technologies*	52,620	1,193
comScore*	106,230	1,864
Cybersource*	177,175	3,563
Cymer*	50,690	1,945
DealerTrack Holdings*	101,150	1,901
Diodes*	87,020	1,780
Fairchild Semiconductor International, Cl A*	376,150	3,758
GSI Commerce*	137,310	3,486
MercadoLibre*	50,570	2,623
Net 1 UEPS Technologies*	138,180	2,683
Netlogic Microsystems # *	80,620	3,729
Palm*	202,880	2,037
Plexus*	114,940	3,276
PMC - Sierra*	430,770	3,730
Quality Systems #	23,310	1,464
Riverbed Technology*	62,180	1,428
Semtech*	138,430	2,355
SolarWinds # *	110,770	2,549
Sourcefire*	115,769	3,097
SuccessFactors # *	112,390	1,863
Taleo, Cl A*	71,460	1,681
Teradyne*	392,330	4,210
Ultratech*	137,620	2,045
Varian Semiconductor Equipment Associates*	106,080	3,806
Verigy*	189,170	2,435
VistaPrint # *	52,690	2,986
Vocus*	110,541	1,990
Total Information technology		87,644

Materials —4.9%
AK Steel Holding	101,970	2,177
Century Aluminum*	135,100	2,187
Schweitzer-Mauduit International	27,277	1,919
Solutia*	152,860	1,942
Temple-Inland	132,540	2,798
Thompson Creek Metals*	181,580	2,128
Total Materials		13,151

Telecommunication services —2.0%
Neutral Tandem*	68,400	1,556
Premiere Global Services*	155,070	1,279
tw telecom inc, Cl A*	150,460	2,579
Total Telecommunication services		5,414

Total Common stock (Cost $202,839)		262,899

Cash equivalent—14.6%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	38,924,961	38,925

Total Cash equivalent (Cost $38,925)		38,925

Total Investments—112.9% (Cost $241,764)††		$301,824

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $267,340.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $33,672.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2009 was $34,774.***

ADR — American Depositary Receipt

Cl — Class

††	At December 31, 2009, the tax basis cost of the Fund’s investments was $242,714, and the unrealized appreciation and depreciation were $68,087 and $(8,977), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Quantitative Broad Market Equity Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —97.8%
Consumer discretionary —11.2%
Amazon.com*	60	$8
DeVry	100	6
DIRECTV, Cl A*	220	7
Leggett & Platt	330	7
Ltd. Brands	270	5
Lululemon Athletica*	190	6
Macy’s	300	5
McDonald’s	70	4
Target	60	3
Time Warner	190	6
Vail Resorts*	130	5
Whirlpool	70	5
WMS Industries*	140	5
Wynn Resorts*	100	6
Total Consumer discretionary		78

Consumer staples —9.4%
Altria Group	310	6
Avon Products	250	8
Central European Distribution*	160	4
Coca-Cola	120	7
CVS Caremark	250	8
PepsiCo	96	6
Philip Morris International	60	3
Procter & Gamble	170	10
Sara Lee	480	6
Wal-Mart Stores	152	8
Total Consumer staples		66

Energy —12.3%
Anadarko Petroleum	50	3
Apache	50	5
Chevron	40	3
Concho Resources*	130	6
Exxon Mobil	90	6
Forest Oil*	230	5
Massey Energy	150	6
Occidental Petroleum	45	4
Patterson-UTI Energy	310	5
Penn Virginia	210	5
Petrohawk Energy*	220	5
Pioneer Natural Resources	160	8
Range Resources	100	5
Schlumberger	70	4
Spectra Energy	370	8
Williams	400	8
Total Energy		86

Financials —13.9%
Affiliated Managers Group*	90	6
BlackRock, Cl A	20	5
Charles Schwab	320	6
Discover Financial Services	370	6
Eaton Vance	190	6
Fortress Investment Group LLC, Cl A*	1,350	6
Goldman Sachs Group	30	5
JPMorgan Chase	176	7
Lincoln National	220	6
MetLife	160	6
Morgan Stanley	180	5
PNC Financial Services Group	140	7
Principal Financial Group	220	5
Raymond James Financial	220	5
T. Rowe Price Group	104	5
TD Ameritrade Holding*	310	6
Wells Fargo	210	6
Total Financials		98

Health care —12.8%
Abbott Laboratories	110	6
Amgen*	90	5
Bristol-Myers Squibb	240	6
Bruker*	410	5
Cardinal Health	110	4
Gilead Sciences*	190	8
Healthsouth*	240	4
Inverness Medical Innovations*	100	4
Johnson & Johnson	121	8
Medtronic	170	8
Merck	160	6
Mylan*	430	8
Pfizer	540	10
Teleflex	80	4
WellPoint*	70	4
Total Health care		90

Industrials —9.1%
3M	50	4
Boeing	90	5

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
CSX	110	$5
General Electric	617	9
Honeywell International	150	6
Navistar International*	190	7
Raytheon	130	7
Spirit Aerosystems Holdings, Cl A*	330	7
Terex*	310	6
United Parcel Service, Cl B	60	4
United Technologies	60	4
Total Industrials		64

Information technology —16.9%
Apple*	40	8
Broadcom, Cl A*	220	7
Cisco Systems*	277	7
CommScope*	230	6
Google, Cl A*	9	5
Hewlett-Packard	170	9
Intel	250	5
International Business Machines	92	12
Juniper Networks*	220	6
Micron Technology*	820	9
Microsoft	407	12
Oracle	230	6
QUALCOMM	200	9
Salesforce.com*	130	10
Xilinx	320	8
Total Information technology		119

Materials —6.3%
AK Steel Holding	290	6
Celanese, Ser A	150	5
Cliffs Natural Resources	100	5
Cytec Industries	130	5
Eastman Chemical	70	4
Freeport-McMoRan Copper & Gold	50	4
Greif, Cl A	90	5
Rio Tinto ADR	20	4
Southern Copper	100	3
Thompson Creek Metals*	310	4
Total Materials		45

Telecommunication services —3.6%
AT&T	410	11
NII Holdings*	230	8
Verizon Communications	180	6
Total Telecommunication services		25

Utilities —2.3%
Energen	150	7
RRI Energy*	1,570	9
Total Utilities		16

Total Common stock (Cost $606)		687

Cash equivalent—2.0%
BlackRock TempCash Fund Institutional Shares 0.190%**	13,838	14

Total Cash equivalent (Cost $14)		14

Total Investments—99.8% (Cost $620)†		$701

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $703.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

Ser — Series

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $620, and the unrealized appreciation and depreciation were $91 and $(10), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Quantitative Large Cap Value Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —98.5%
Consumer discretionary —9.3%
Amazon.com*	50	$7
Comcast, Cl A	510	9
DIRECTV, Cl A*	280	9
Dollar Tree*	180	9
GameStop, Cl A*	210	4
Goodyear Tire & Rubber*	310	4
Home Depot	170	5
Mattel	290	6
Time Warner	270	8
Time Warner Cable, Cl A	200	8
Walt Disney	190	6
Total Consumer discretionary		75

Consumer staples —5.3%
Avon Products	200	6
Clorox	80	5
Coca-Cola	80	4
Dr. Pepper Snapple Group	180	5
Kimberly-Clark	70	4
Kraft Foods, Cl A	280	8
Philip Morris International	140	7
Procter & Gamble	60	4
Total Consumer staples		43

Energy —19.1%
Anadarko Petroleum	80	5
Apache	60	6
Chevron	200	15
Cimarex Energy	230	12
Concho Resources*	310	14
ConocoPhillips	130	7
EOG Resources	50	5
Exxon Mobil	210	14
Halliburton	140	4
Hess	190	12
Occidental Petroleum	70	6
Peabody Energy	230	10
Pioneer Natural Resources	280	14
Schlumberger	120	8
Spectra Energy	400	8
Williams	470	10
XTO Energy	110	5
Total Energy		155

Financials —22.2%
American Express	130	5
Bank of America	1,190	18
BlackRock, Cl A	30	7
Blackstone Group LP	290	4
Cincinnati Financial	300	8
Discover Financial Services	630	9
Eaton Vance	220	6
Genworth Financial, Cl A*	670	8
Goldman Sachs Group	70	12
JPMorgan Chase	560	23
MetLife	240	9
Morgan Stanley	170	5
People’s United Financial	520	9
PNC Financial Services Group	80	4
Reinsurance Group of America, Cl A	190	9
T. Rowe Price Group	120	6
TD Ameritrade Holding*	200	4
Travelers	90	5
Visa, Cl A	150	13
Wells Fargo	590	16
Total Financials		180

Health care —9.2%
Beckman Coulter	90	6
CareFusion*	250	6
Covance*	100	6
Inverness Medical Innovations*	100	4
Merck	170	6
Mylan*	480	9
Pfizer	1,440	26
UnitedHealth Group	220	7
WellPoint*	80	4
Total Health care		74

Industrials —9.3%
Boeing	130	7
Eaton	100	6
FedEx	110	9
General Electric	1,520	23
Illinois Tool Works	120	6
Norfolk Southern	140	8
Parker Hannifin	170	9
Union Pacific	110	7
Total Industrials		75

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
Information technology —7.9%
Altera	240	$5
Corning	240	5
Google, Cl A*	10	6
Hewitt Associates, Cl A*	190	8
Hewlett-Packard	160	8
Intel	290	6
Mastercard, Cl A	40	10
National Semiconductor	370	6
Xerox	1,110	10
Total Information technology		64

Materials —4.8%
Celanese, Ser A	140	5
Cliffs Natural Resources	190	9
Eastman Chemical	150	9
Freeport-McMoRan Copper & Gold	150	12
Steel Dynamics	240	4
Total Materials		39

Telecommunication services —4.5%
AT&T	1,010	28
Verizon Communications	240	8
Total Telecommunication services		36

Utilities —6.9%
CenterPoint Energy	690	10
CMS Energy	580	9
DPL	270	8
Pinnacle West Capital	220	8
PPL	180	6
Sempra Energy	140	8
Wisconsin Energy	150	7
Total Utilities		56

Total Common stock (Cost $720)		797

Cash equivalent—1.4%
BlackRock TempCash Fund Institutional Shares 0.190%**	11,109	11

Total Cash equivalent (Cost $11)		11

Total Investments—99.9% (Cost $731)†		$808

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $808.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.

Cl — Class

LP — Limited Partnership

Ser — Series

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $735, and the unrealized appreciation and depreciation were $85 and $(12), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner International Core Growth Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —94.1%
Consumer discretionary —13.4%
Dongfeng Motor Group, Cl H	32,810	$47
Focus Media Holding ADR*	3,960	63
Gafisa	3,980	64
Honda Motor	2,200	75
Inditex	1,072	67
Intercontinental Hotels Group	3,845	55
LVMH Moet Hennessy Louis Vuitton	620	69
Parkson Retail Group	31,907	56
Sony	2,200	64
Total Consumer discretionary		560

Consumer staples —12.4%
Anheuser-Busch InBev	560	29
Danone	1,140	70
Diageo	4,590	80
Hypermarcas*	2,304	53
Nestle	3,056	148
Reckitt Benckiser Group	1,183	64
Wimm-Bill-Dann Foods ADR*	3,240	77
Total Consumer staples		521

Energy —9.7%
Cairn Energy *	10,300	55
CNOOC	33,800	53
Enbridge	1,360	63
Niko Resources	600	56
OGX Petroleo e Gas Participacoes	5,475	54
Tenaris	3,537	76
Tullow Oil	2,500	52
Total Energy		409

Financials —12.8%
Bank of Nova Scotia	1,320	62
HDFC Bank ADR	490	64
Industrial & Commercial Bank of China, Cl H	77,420	64
Intesa Sanpaolo	15,329	69
Julius Baer Group	1,866	66
Mitsubishi UFJ Financial Group	10,030	49
Prudential	4,130	42
Standard Chartered	2,378	60
Westpac Banking	2,760	62
Total Financials		538

Health care —11.9%
Alcon	450	74
Bayer	705	56
Biovail	2,820	39
Covidien	990	47
Hikma Pharmaceuticals	3,630	30
Novartis	1,770	97
Roche Holding	550	94
SSL International	4,910	62
Total Health care		499

Industrials —4.7%
Diana Shipping*	4,770	69
Komatsu	3,200	67
Kurita Water Industries	2,000	63
Total Industrials		199

Information technology —9.8%
Aixtron	2,569	86
Alcatel-Lucent	16,710	56
ASML Holding	3,230	110
Autonomy *	2,640	64
Longtop Financial Technologies ADR*	1,280	48
Taiwan Semiconductor Manufacturing ADR	4,120	47
Total Information technology		411

Materials —14.9%
Air Liquide	500	59
Anhui Conch Cement, Cl H	8,880	57
ArcelorMittal	1,647	75
BHP Billiton	2,400	92
Lundin Mining*	15,340	63
Rio Tinto	2,033	128
Silver Wheaton*	5,450	82
Syngenta	240	68
Total Materials		624

Telecommunication services —2.9%
America Movil, Ser L	26,190	62
Millicom International Cellular	840	62
Total Telecommunication services		124

Utilities —1.6%
Tokyo Gas	16,300	65
Total Utilities		65

Total Common stock (Cost $3,243)		3,950

Schedule of investments

Turner International Core Growth Fund

	Shares	Value (000)
Preferred stock —3.2%
Consumer staples —1.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl A	2,160	$81
Total Consumer staples		81

Financials —1.3%
Itau Unibanco Holding	2,444	54
Total Financials		54

Total Preferred stock (Cost $94)		135

Cash equivalent—2.3%
BlackRock TempCash Fund Institutional Shares 0.190%**	94,820	95

Total Cash equivalent (Cost $95)		95

Total Investments—99.6% (Cost $3,432)†		$4,180

Percentages are based on Net Assets of $4,198.***

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investment in Securities

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$127	$433	$—	$560
Consumer staples	130	391	—	521
Energy	173	236	—	409
Financials	192	346	—	538
Health care	160	339	—	499
Industrials	69	130	—	199
Information technology	95	316	—	411
Materials	145	479	—	624
Telecommunication services	124	—	—	124
Utilities	—	65	—	65
	1,215	2,735	—	3,950

Preferred stock
Consumer staples	81	—	—	81
Financials	54	—	—	54
	135	—	—	135

Cash equivalent	95	—	—	95
Total Investments in securities	$1,445	$2,735	$—	$4,180

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $3,432, and the unrealized appreciation and depreciation were $792 and $(44), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Midcap Equity Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —95.8%
Consumer discretionary —12.1%
Abercrombie & Fitch, Cl A	560	$20
DISH Network, Cl A	1,265	26
Guess?	680	29
Hasbro	935	30
Lamar Advertising, Cl A*	1,075	33
Las Vegas Sands*	2,235	33
Lear*	150	10
Macy’s	1,215	20
Newell Rubbermaid	1,785	27
WMS Industries*	410	17
Total Consumer discretionary		245

Consumer staples —7.2%
Green Mountain Coffee Roasters*	467	38
JM Smucker	570	35
Safeway	1,185	25
Sara Lee	2,225	27
Whole Foods Market*	720	20
Total Consumer staples		145

Energy —9.2%
Alpha Natural Resources*	685	30
Concho Resources*	770	35
Ensco International ADR	710	28
FMC Technologies*	515	30
Newfield Exploration*	610	29
Oil States International*	850	33
Total Energy		185

Financials —15.2%
AllianceBernstein Holding LP	1,540	43
Arch Capital Group*	392	28
Assured Guaranty	1,330	29
Brandywine Realty Trust	3,090	35
Digital Realty Trust	820	41
Douglas Emmett	1,790	26
First Horizon National*	1,938	26
IntercontinentalExchange*	283	32
Marshall & Ilsley	3,285	18
SunTrust Banks	1,445	29
Total Financials		307

Health care —9.9%
Biovail	2,070	29
Humana*	555	24
Intuitive Surgical*	98	30
King Pharmaceuticals*	2,730	34
Life Technologies*	675	35
Mylan*	1,645	30
ResMed*	360	19
Total Health care		201

Industrials —10.3%
Continental Airlines, Cl B*	1,795	32
Cooper Industries	795	34
Joy Global	465	24
McDermott International*	1,025	25
Oshkosh	640	24
Terex*	575	11
TransDigm Group	555	26
WW Grainger	335	33
Total Industrials		209

Information technology —15.3%
Broadridge Financial Solutions	1,230	28
Check Point Software Technologies*	705	24
Global Payments	490	27
IAC/InterActiveCorp*	1,630	33
Jabil Circuit	1,450	25
Maxim Integrated Products	1,230	25
Micron Technology*	2,460	26
ON Semiconductor*	3,480	31
Seagate Technology	1,610	29
Sybase*	845	37
Teradyne*	2,290	24
Total Information technology		309

Materials —6.8%
Carpenter Technology	1,185	32
Cliffs Natural Resources	880	40
Cytec Industries	785	29
Huntsman	1,370	15
Temple-Inland	980	21
Total Materials		137

Telecommunication services —3.8%
SBA Communications, Cl A*	1,145	39
Windstream	3,460	38
Total Telecommunication services		77

Utilities —6.0%
Constellation Energy Group	840	30

Schedule of investments

Turner Midcap Equity Fund

	Shares	Value (000)
Northeast Utilities	985	$25
NV Energy	2,695	33
Ormat Technologies	520	20
Questar	340	14
Total Utilities		122

Total Common stock (Cost $1,651)		1,937

Exchange traded fund —1.0%
iShares Russell Midcap Index Fund	240	20

Total Exchange traded fund (Cost $20)		20

Cash equivalent—2.7%
BlackRock TempCash Fund Institutional Shares 0.190%**	54,640	55

Total Cash equivalent (Cost $55)		55

Total Investments—99.5% (Cost $1,726)†		$2,012

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $2,022.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $1,741, and the unrealized appreciation and depreciation were $299 and $(28), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of investments

Turner Small Cap Equity Fund

December 31, 2009 (Unaudited)

	Shares	Value (000)
Common stock —99.6%
Consumer discretionary —15.8%
ArvinMeritor	17,010	$190
Bally Technologies*	7,080	292
Brink’s Home Security Holdings*	4,230	138
Buffalo Wild Wings # *	5,280	213
Collective Brands*	10,980	250
Dress Barn*	13,040	301
hhgregg*	10,820	239
Lumber Liquidators Holdings*	10,720	287
NutriSystem #	3,250	101
Service International	39,150	321
Tempur-Pedic International*	11,840	280
Vail Resorts # *	5,330	201
Wonder Auto Technology*	20,130	237
Total Consumer discretionary		3,050

Consumer staples —1.3%
AgFeed Industries*	22,240	111
TreeHouse Foods*	3,730	145
Total Consumer staples		256

Energy —5.1%
BPZ Resources*	23,870	227
InterOil # *	1,170	90
ION Geophysical*	28,070	166
Regency Energy Partners LP	13,890	291
Stone Energy*	11,220	202
Total Energy		976

Financials —21.0%
Assured Guaranty	12,800	279
BioMed Realty Trust	16,060	253
Brandywine Realty Trust	25,230	288
Cash America International	11,010	385
Conseco*	50,280	251
DCT Industrial Trust	45,700	229
East West Bancorp	12,790	202
First Niagara Financial Group	16,480	229
Hancock Holding	5,270	231
LaSalle Hotel Properties	9,280	197
MF Global Holdings*	21,040	146
Montpelier Re Holdings	7,940	138
Prosperity Bancshares	7,990	323
Signature Bank*	11,260	359
Stifel Financial*	4,330	257
Tanger Factory Outlet Centers	7,520	293
Total Financials		4,060

Health care —13.9%
Almost Family # *	5,410	214
Amedisys # *	3,970	193
American Medical Systems Holdings*	13,810	267
ev3*	21,010	280
Healthsouth*	15,180	285
Healthspring*	13,190	232
Human Genome Sciences*	5,640	173
Medicis Pharmaceutical, Cl A	7,950	215
Nektar Therapeutics*	16,710	156
Salix Pharmaceuticals*	5,310	135
Seattle Genetics*	13,320	135
Thoratec*	6,140	165
Wright Medical Group*	12,580	238
Total Health care		2,688

Industrials —11.1%
A-Power Energy Generation Systems # *	8,370	153
Atlas Air Worldwide Holdings*	8,010	298
Belden	8,270	181
Esterline Technologies*	4,210	172
Genco Shipping & Trading #	9,580	214
Geo Group*	8,990	197
GrafTech International*	9,550	149
Harbin Electric*	10,910	224
Navigant Consulting*	10,370	154
RINO International*	7,420	205
Woodward Governor	7,100	183
Total Industrials		2,130

Information technology —18.1%
Acxiom*	16,640	224
Art Technology Group*	49,600	224
DragonWave*	8,730	100
Emulex*	18,300	199
Entegris*	46,880	247
JDS Uniphase*	36,180	299
MercadoLibre*	2,860	148
Polycom*	8,460	211
Power Integrations	5,360	195
Semtech*	7,800	133

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Skyworks Solutions*	10,410	$148
Solera Holdings	7,720	278
Teradyne*	25,680	276
TNS*	5,300	136
Unisys*	11,023	425
Zoran*	23,380	258
Total Information technology		3,501

Materials —8.8%
Cabot	8,370	219
Century Aluminum*	7,200	117
Domtar*	3,900	216
Hecla Mining*	36,370	225
Kaiser Aluminum	5,630	234
Rock-Tenn, Cl A	2,730	138
Rockwood Holdings*	12,310	290
Schweitzer-Mauduit International	3,760	264
Total Materials		1,703

Telecommunication services —0.9%
PAETEC Holding*	43,310	180
Total Telecommunication services		180

Utilities —3.6%
Avista	12,180	263
Cleco	7,770	212
Nicor	4,950	209
Total Utilities		684

Total Common stock (Cost $15,311)		19,228

Cash equivalent—6.6%
BlackRock TempCash Fund Institutional Shares 0.190%** (1)	1,269,961	1,270

Total Cash equivalent (Cost $1,270)		1,270

Total Investments—106.2% (Cost $16,581)†		$20,498

As of December 31, 2009, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $19,302.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
***	Numbers have been rounded to the nearest thousand.
#	Security fully or partially on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $1,230.*** Certain of these securities may have been sold prior to period end.
(1)

 The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  This security was purchased with cash collateral received from securities lending.  The total value of such security at December 31, 2009 was $1,270.***

Cl — Class

LP — Limited Partnership

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $16,708, and the unrealized appreciation and depreciation were $4,018 and $(228), respectively.***

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.    Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: February 26, 2010

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Controller and CFO

Date: February 26, 2010